Shareholders' Equity - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions								1 Months Ended	3 Months Ended												6 Months Ended	12 Months Ended
	Mar. 20, 2025 $ / shares shares	Jun. 21, 2024 USD ($)	Mar. 20, 2024 $ / shares shares	Mar. 22, 2023 $ / shares shares	Jul. 01, 2021 USD ($)	Jan. 22, 2007	Jan. 01, 2007	Oct. 31, 2016	Mar. 31, 2026 $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2025 USD ($) target $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2025 EUR (€) € / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total authorized share capital | €																									€ 1,810
Common stock, shares authorized (in shares)										1,200,000,000												1,200,000,000			1,200,000,000
Preferred stock, shares authorized (in shares)										540,000,000												540,000,000			540,000,000
Common stock, nominal value (in EUR per share) | € / shares																									€ 1.04
Common stock, shares issued (in shares)										911,281,920				911,281,920				911,281,920				911,281,920	911,281,920	911,281,920	911,281,920
Common stock, shares outstanding (in shares)										888,768,152				898,175,408				902,771,081				888,768,152	898,175,408	902,771,081	888,768,152
Expiration period of options after date of grant, in years						10 years
Expiration extended period of options after date of grant,in years								10 years
Shares issued as a percentage of par value of the preference shares to be issued						25.00%
Preference shares outstanding maximum period							2 years
Preferred stock, shares issued (in shares)										0				0								0	0		0
Company owned company stock (in shares)										22,513,768				13,106,512				8,510,839				22,513,768	13,106,512	8,510,839	22,513,768
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																						5,103,210	5,542,756	6,502,300
Payments for repurchase of common stock | $																						$ 367	$ 359	$ 346
Grant date fair value of shares vested | $																						212	231	226
Stock-based compensation, excluding payroll tax and social contribution, capitalized as part of inventory | $										$ 14				$ 14				$ 13				14	14	13
Total unrecognized compensation cost related to the grant of unvested shares | $										$ 200												$ 200
Employee service share-based compensation, unvested awards, total compensation cost not yet recognized, period for recognition																						10 months
Deferred income tax benefit relating to unvested share based compensation expense | $																						$ 15	$ 16	$ 17
Dividends, per share (in usd per share) | $ / shares										$ 0.09	$ 0.09	$ 0.09	$ 0.09	$ 0.09	$ 0.09	$ 0.09	$ 0.06	$ 0.06	$ 0.06	$ 0.06		$ 0.36	$ 0.36	$ 0.24
Dividend paid | $										$ 71	$ 80	$ 81		$ 72	$ 81	$ 81			$ 54	$ 55
Dividends payable to stockholders | $										89				$ 88								$ 89	$ 88
Scenario forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, per share (in usd per share) | $ / shares									$ 0.09
O 2025 Q3 Remaining Dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends payable to stockholders | $										9												9
O 2025 Q4 Dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends payable to stockholders | $										$ 80												80
O 2024 Q3 remaining dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																						9
O 2024 Q4 dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																						$ 80
O 2023 Q3 Dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																		$ 54
O 2023 Q4 dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																	$ 54
Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards																						3 years
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																						5,103,210
Vesting period of awards																						3 years
Options granted in period (in shares)																						7,880,820
Awards cancelled on failed vesting conditions (in shares)																						686,463
2021 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of external targets | target																						2
Number of internal targets | target																						1
2021 Employee Plan | Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																						66.67%
2022 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of external targets | target																						2
Number of internal targets | target																						1
Options granted in period (in shares)				6,531,345
Weighted average grant-date fair value of nonvested shares granted to employees under employee plan (in USD per share) | $ / shares				$ 35.92
2022 Employee Plan | Performance conditions | Graded vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period (in shares)				2,605,521
2022 Employee Plan | Performance conditions | Cliff vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards				3 years
Options granted in period (in shares)				100,000
Percentage of shares to vest																							92.00%
2022 Employee Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																						2,256,871
Options granted in period (in shares)																						0
Awards cancelled on failed vesting conditions (in shares)																						8,333
2023 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of external targets | target																						2
Number of internal targets | target																						1
Options granted in period (in shares)			5,449,135
Weighted average grant-date fair value of nonvested shares granted to employees under employee plan (in USD per share) | $ / shares			$ 50.96
2023 Employee Plan | Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																						33.00%
2023 Employee Plan | Performance conditions | Graded vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period (in shares)			2,009,952
Percentage of shares to vest																						100.00%
2023 Employee Plan | Performance conditions | Cliff vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards																						3 years
Options granted in period (in shares)																						532,000
2023 Employee Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																						1,532,759
Options granted in period (in shares)																						0
Awards cancelled on failed vesting conditions (in shares)																						0
2024 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of external targets | target																						2
Number of internal targets | target																						1
Options granted in period (in shares)	7,627,070
Weighted average grant-date fair value of nonvested shares granted to employees under employee plan (in USD per share) | $ / shares	$ 37.69
2024 Employee Plan | Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																						33.00%
2024 Employee Plan | Performance conditions | Graded vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period (in shares)	1,021,656
2024 Employee Plan | Performance conditions | Cliff vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards	3 years																					3 years
Options granted in period (in shares)	2,570,980
2024 Employee Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																						1,311,529
Options granted in period (in shares)																						0
Awards cancelled on failed vesting conditions (in shares)																						678,130
2025 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period (in shares)																						7,880,820
Weighted average grant-date fair value of nonvested shares granted to employees under employee plan (in USD per share) | $ / shares																						$ 30.56
2025 Employee Plan | Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																						33.00%
2025 Employee Plan | Performance conditions | Cliff vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards																						3 years
Options granted in period (in shares)																						3,097,825
2025 Employee Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																						2,051
Options granted in period (in shares)																						7,880,820
Awards cancelled on failed vesting conditions (in shares)																						0
Employee plan 2009 | Employees | Share-based payment arrangement, tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of company's european subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period										32.00%												32.00%			32.00%
Employee plan 2009 | Employees | Share-based payment arrangement, tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of company's european subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period										32.00%												32.00%			32.00%
Employee plan 2009 | Employees | Share-based payment arrangement, tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of company's european subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period										36.00%												36.00%			36.00%
Share buy-back program launched on july 1, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, remaining authorized repurchase amount | $					$ 1,040
Period of buy-back program					3 years
Treasury stock, shares, acquired (in shares)																					4,100,000			7,600,000
Payments for repurchase of common stock | $																					$ 175			$ 346
Share Buy Back Program Launched On June 21, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, remaining authorized repurchase amount | $		$ 1,100
Period of buy-back program		3 years
Treasury stock, shares, acquired (in shares)																						14,500,000	6,000,000
Payments for repurchase of common stock | $																						$ 367	$ 184